Provisions and other current liabilities (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Provisions for deductions from revenue [roll forward]
Provisions for deductions from revenue, at beginning of period	$ 6,256	$ 5,595	$ 5,262
Effects of currency translation and business combinations	(218)	234	(10)
Payments/utilizations	(19,838)	(19,294)	(19,348)
Additions prior year	(245)	(151)	(220)
Additions current year	20,413	19,773	20,001
Changes in offset against gross trade receivables	113	99	104
Provisions for deductions from revenue, at end of period	6,481	6,256	5,595
US-specific healthcare plans and program rebates [member]
Provisions for deductions from revenue [roll forward]
Provisions for deductions from revenue, at beginning of period	2,053	1,981	1,883
Payments/utilizations	(5,326)	(5,560)	(5,183)
Additions prior year	(202)	(107)	(193)
Additions current year	5,675	5,739	5,474
Provisions for deductions from revenue, at end of period	2,200	2,053	1,981
Non-US-specific healthcare plans and program rebates [member]
Provisions for deductions from revenue [roll forward]
Provisions for deductions from revenue, at beginning of period	2,272	1,769	1,625
Effects of currency translation and business combinations	(154)	167	(19)
Payments/utilizations	(3,439)	(2,597)	(2,467)
Additions prior year	20	7	(2)
Additions current year	3,451	2,940	2,659
Changes in offset against gross trade receivables	5	(14)	1
Provisions for deductions from revenue, at end of period	2,155	2,272	1,769
Non-healthcare plans and program-related rebates, returns and other deductions [member]
Provisions for deductions from revenue [roll forward]
Provisions for deductions from revenue, at beginning of period	1,931	1,845	1,754
Effects of currency translation and business combinations	(64)	67	9
Payments/utilizations	(11,073)	(11,137)	(11,698)
Additions prior year	(63)	(51)	(25)
Additions current year	11,287	11,094	11,868
Changes in offset against gross trade receivables	108	113	103
Provisions for deductions from revenue, at end of period	$ 2,126	$ 1,931	1,845
Discontinued operations [member]
Provisions for deductions from revenue [roll forward]
Provisions for deductions from revenue, discontinued operations, at beginning of period			(194)
Discontinued operations [member] | US-specific healthcare plans and program rebates [member]
Provisions for deductions from revenue [roll forward]
Provisions for deductions from revenue, discontinued operations, at beginning of period			0
Discontinued operations [member] | Non-US-specific healthcare plans and program rebates [member]
Provisions for deductions from revenue [roll forward]
Provisions for deductions from revenue, discontinued operations, at beginning of period			(28)
Discontinued operations [member] | Non-healthcare plans and program-related rebates, returns and other deductions [member]
Provisions for deductions from revenue [roll forward]
Provisions for deductions from revenue, discontinued operations, at beginning of period			$ (166)